Long-Term Debt - Senior Secured Credit Facilities - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended							9 Months Ended				1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended		9 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Apr. 30, 2012	Dec. 30, 2012 Non-voting stock [Member]	Dec. 30, 2012 Voting stock of first-tier foreign subsidiaries [Member]	Apr. 30, 2012 Swingline Loan Subfacility [Member]	Sep. 29, 2013 Senior Secured [Member]	Apr. 23, 2013 Senior Secured [Member]	Dec. 30, 2012 Senior Secured Credit Facilities [Member]	Dec. 30, 2012 Other overdue [Member]	Apr. 30, 2012 $50.0 million Former Revolving Credit Facility [Member]	Dec. 30, 2012 $50.0 million Former Revolving Credit Facility [Member]	Dec. 30, 2012 $50.0 million Former Revolving Credit Facility [Member] Swingline Loan Subfacility [Member]	Sep. 29, 2013 $50.0 million Former Revolving Credit Facility [Member] Senior Secured [Member]	Dec. 30, 2012 $50.0 million Former Revolving Credit Facility [Member] Senior Secured [Member]	Apr. 30, 2012 Term Loan [Member] Senior Secured [Member]	Dec. 30, 2012 Term Loan [Member] Senior Secured [Member]	Apr. 30, 2011 Term Loan [Member] Senior Secured [Member]	Dec. 30, 2012 $60.0 million Revolving Credit Facility [Member]	Dec. 30, 2012 $60.0 million Revolving Credit Facility [Member] Minimum [Member]	Sep. 29, 2013 $60.0 million Revolving Credit Facility [Member] Senior Secured [Member]	Apr. 23, 2013 $60.0 million Revolving Credit Facility [Member] Senior Secured [Member]
Debt Instrument [Line Items]
Debt instrument face amount														$ 50,000,000	$ 50,000,000	$ 5,000,000		$ 50,000,000						$ 60,000,000
Letter of credit subfacility									5,000,000										310,000,000						60,000,000
Revolving Credit Facility maturity date														Apr. 18, 2016					Apr. 18, 2018
Maximum incremental term loans and revolving commitments						100,000,000					160,000,000
Equity interest ownership percentage							100.00%	65.00%
Debt instrument amount borrowed			440,100,000																100,000,000		310,000,000		20,000,000
Debt instrument financing fees																			500,000		1,300,000
Debt instrument issue discount			13,556,000																2,700,000		14,100,000
Debt instrument principal repayment percentage			1.00%
Debt instrument principal repayment terms			Quarterly
Line of credit facility mandatory prepayments, description			100% of the net cash proceeds of certain non-ordinary course asset sales and dispositions; and 75% of the excess cash flow of the borrower and its subsidiaries if the borrower's total net first lien leverage ratio is greater than 3.501.00 (reducing to 50% if such leverage ratio is equal to or less than 3.501.00, to 25% if such leverage ratio is equal to or less than 3.001.00, and to 0% if such leverage ratio is equal to or less than 2.501.00).							(i) 50% (reduced to 25% if net first lien leverage is less than 3.00 to 1.00 but greater than 2.50 to 1.00 and 0% if net first lien leverage is less than 2.50 to 1.00) of excess cash flow (as defined in the Credit Facility) at the end of each fiscal year, (ii) 100% of the net cash proceeds from certain non-ordinary course asset sales by the Company or any subsidiary guarantor (subject to certain exceptions and reinvestment provisions) and (iii) 100% of the net cash proceeds from the issuance or incurrence of debt by the Company or any of its subsidiaries not permitted under the Credit Facility.
Debt instrument interest rate terms																				As adjusted LIBOR (with a 1.25% minimum rate) plus 4.75% or an adjusted dollar base rate (which is the higher of the federal funds rate plus 0.50%, Eurodollar rate applicable to loans with one-month interest periods plus 1.00% and the prime rate, but which, in any event, cannot be less than 2.25%) plus 3.75%.
Weighted average interest rate																				6.00%
Additional interest rate on overdue principal amount												2.00%	2.00%
Capitalized total debt issuance costs															1,800,000		1,800,000			1,800,000				1,100,000
Lender fees charged to interest expense	30,346,000	25,414,000	35,488,000	19,813,000	681,000															16,700,000
Debt instrument maturity															April 2016		April 2016	April 2016						April 2018
Available amount under revolving credit facility																						41,600,000		52,000,000
Letters of credit issued																		$ 8,400,000				$ 8,400,000		$ 8,000,000
Credit facility unused commitment fee percentage																						0.50%		0.50%
Ratio of revolving credit facility exposure																						1.67		0.75